Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended
	Jun. 30, 2019 USD ($) yr shares	Jun. 30, 2019 CAD ($) yr $ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 $ / shares	Jun. 30, 2018 USD ($) yr shares	Jun. 30, 2018 CAD ($) yr $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2018 $ / shares	Jun. 30, 2019 USD ($) yr shares	Jun. 30, 2019 CAD ($) yr $ / shares shares	Jun. 30, 2018 USD ($) yr shares	Jun. 30, 2018 CAD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted | $ / shares		$ 5.29		$ 6.11		$ 6.00		$ 5.49
Total fair value of options issued			$ 3,000				$ 2,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price		$ 29.79				$ 27.96				$ 32.88		$ 26.25
Expected dividend yield	1.60%	1.60%			1.65%	1.65%			1.49%	1.49%	1.73%	1.73%
Expected volatility	30.00%	30.00%			35.00%	35.00%			31.00%	31.00%	35.00%	35.00%
Risk-free interest rate	1.43%	1.43%			2.37%	2.37%			1.60%	1.60%	1.91%	1.91%
Expected option life, in years | yr	2.5	2.5			2.5	2.5			2.5	2.5	2.5	2.5
Weighted average fair value per option granted | $ / shares		$ 5.29				$ 6.00				$ 6.10		$ 5.49
Number of options issued during the period | shares	8,200	8,200			3,880	3,880			583,500	583,500	549,210	549,210
Total fair value of options issued	$ 32				$ 18				$ 2,652		$ 2,347